Secured Borrowings (Details Narrative) 10Q - LendingClub Corp [Member] - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Repurchased near-prime loans	$ 22,300
Secured borrowings - amount originally sold to investor	$ 0	$ 0	$ 15,100